ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2010 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncement

  Fair Value Accounting

  In January 2010, the Financial Accounting Standards Board ("FASB") guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

  Business Combinations

  In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's financial position, results of operations or cash flows.

  Revenue Recognition — Multiple-Deliverable Revenue Arrangements

  In October 2009, the FASB issued an amendment to its guidance on multiple-deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue-generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes did not have an impact on its current accounting for revenue or required disclosures.

  Recently Issued Accounting Pronouncements

  Comprehensive Income

  In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The update is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.

  Fair Value Accounting

  In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in level 3 of the fair value hierarchy. The update is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.